UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21179

Name of Fund: BlackRock New York Insured Municipal Income Trust (BSE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Insured Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock New York Insured Municipal Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 130.5%	Herkimer County, New York, IDA, Civic Facility Revenue Bonds
	(Herkimer College Foundation, Inc.), 6.25%, 8/01/34	$1,000	$767,220
	Hudson Yards Infrastructure Corporation, New York, Revenue
	Bonds, Series A, 5%, 2/15/47 (a)	3,000	2,293,590
	Long Island Power Authority, New York, Electric System Revenue
	Refunding Bonds, Series B, 5%, 12/01/35 (b)	1,000	902,830
	Long Island Power Authority, New York, Electric System Revenue
	Refunding Bonds, Series F, 4.25%, 5/01/33 (c)	1,415	1,025,903
	Madison County, New York, IDA, Civic Facility Revenue Bonds
	(Colgate University Project), Series A, 5%, 7/01/30 (d)	1,000	944,450
	Metropolitan Transportation Authority, New York, Revenue
	Bonds, Series C, 6.50%, 11/15/28	750	780,075
	Metropolitan Transportation Authority, New York, Revenue
	Refunding Bonds, Series A, 5.25%, 11/15/31 (a)(c)	4,250	3,782,713
	Metropolitan Transportation Authority, New York, Revenue
	Refunding Bonds, Series E, 5.25%, 11/15/31 (a)(c)	2,660	2,367,533
	Metropolitan Transportation Authority, New York, Service
	Contract Revenue Refunding Bonds, Series A, 5%, 7/01/30 (d)	10,000	8,699,700
	New York City, New York, City IDA, PILOT Revenue Bonds
	(Queens Baseball Stadium Project), 5%, 1/01/46 (d)	3,225	2,349,090
	New York City, New York, City IDA, PILOT Revenue Bonds
	(Yankee Stadium Project), 4.75%, 3/01/46 (c)	1,000	702,150
	New York City, New York, City Municipal Water Finance
	Authority, Water and Sewer System Revenue Bonds, Series A,
	5.75%, 6/15/40	300	300,930
	New York City, New York, City Transitional Finance Authority,
	Building Aid Revenue Bonds, Series S-2, 5%, 1/15/37 (a)(b)	1,000	907,580
	New York City, New York, City Transitional Finance Authority,
	Future Tax Secured, Revenue Refunding Bonds, Series B, 5%,
	5/01/30 (d)	5,765	5,446,138
	New York City, New York, GO, Refunding, VRDN, Series H, Sub-
	Series H-3, 1.30%, 8/01/19 (b)(e)(f)	50	50,000
	New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee
	Francais de New York Project), Series A, 5.375%, 6/01/23 (g)	2,500	2,019,850
	New York City, New York, Sales Tax Asset Receivable
	Corporation Revenue Bonds, Series A, 5%, 10/15/32 (d)	6,000	5,656,680
	New York City, New York, Trust for Cultural Resources Revenue
	Refunding Bonds (American Museum of Natural History), Series A,
	5%, 7/01/44 (c)	4,100	3,636,126

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

GO	General Obligation Bonds	PILOT	Payment in Lieu of Taxes
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes

BlackRock New York Insured Municipal Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York Convention Center Development Corporation, New York,
	Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (d)	$6,175	$5,016,817
	New York State Dormitory Authority, Hospital Revenue Bonds
	(Lutheran Medical Center), 5%, 8/01/31 (c)(h)	7,000	5,762,750
	New York State Dormitory Authority, Hospital Revenue Refunding
	Bonds (New York and Presbyterian Hospital), 5%, 8/01/32 (d)(h)	4,000	3,263,000
	New York State Dormitory Authority, Lease Revenue Bonds
	(State University Dormitory Facilities), 5%, 7/01/37 (d)	500	458,775
	New York State Dormitory Authority, Mortgage Hospital Revenue
	Bonds (Saint Barnabas Hospital), Series A, 5%, 2/01/31 (d)(h)	6,000	4,950,060
	New York State Dormitory Authority, Non-State Supported Debt,
	Lease Revenue Bonds (Municipal Health Facilities Improvement
	Program), Sub-Series 2-5, 5%, 1/15/32	700	613,795
	New York State Dormitory Authority, Non-State Supported Debt,
	Revenue Refunding Bonds (Mount Sinai School of Medicine of
	New York University), 5%, 7/01/35 (c)	2,500	2,108,550
	New York State Dormitory Authority, Non-State Supported Debt,
	Revenue Refunding Bonds (School District Financing Program),
	Series A, 5%, 10/01/35 (b)	1,000	895,460
	New York State Dormitory Authority Revenue Bonds (Brooklyn
	Law School), Series B, 5.125%, 7/01/30 (i)	4,000	3,297,920
	New York State Dormitory Authority Revenue Bonds (Fashion
	Institute of Technology Student Housing Corporation), 5.125%,
	7/01/14 (a)(j)	2,500	2,787,900
	New York State Dormitory Authority Revenue Bonds (New York
	University), Series 2, 5%, 7/01/41 (d)	7,000	6,354,250
	New York State Dormitory Authority Revenue Bonds (SS Joachim
	and Anne Residence), 5.25%, 7/01/27	3,000	2,718,570
	New York State Dormitory Authority Revenue Bonds (School
	Districts Financing Program), Series D, 5%, 10/01/30 (c)	3,500	3,167,500
	New York State Dormitory Authority, Revenue Refunding Bonds
	(School Districts Financing Program), Series A, 5%, 4/01/31 (c)	2,000	1,803,200
	New York State Dormitory Authority, Revenue Refunding Bonds
	(Winthrop S. Nassau University), Series A, 5.25%, 7/01/31 (d)	2,000	1,871,900
	New York State Dormitory Authority, State Personal Income Tax
	Revenue Bonds (Education), Series B, 5.75%, 3/15/36	600	605,514
	New York State Dormitory Authority, State Supported Debt
	Revenue Bonds (Mental Health Services Facilities), Series A, 5%,
	2/15/33 (b)	1,100	982,245
	New York State, GO, Series A, 4.125%, 3/01/37 (a)(c)	120	86,011
	New York State Thruway Authority, General Revenue Refunding
	Bonds, Series H, 5%, 1/01/37 (a)(b)	4,000	3,604,720
			92,981,495
Puerto Rico - 15.6%	Puerto Rico Commonwealth Aqueduct and Sewer Authority,
	Senior Lien Revenue Bonds, Series A, 5.125%, 7/01/47 (k)	1,925	1,602,216

BlackRock New York Insured Municipal Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7, 6%,
	7/01/27 (c)	$1,000	$906,440
	Puerto Rico Commonwealth Highway and Transportation
	Authority, Highway Revenue Refunding Bonds, Series CC, 5.50%,
	7/01/31 (b)	1,000	933,840
	Puerto Rico Commonwealth Highway and Transportation
	Authority, Highway Revenue Refunding Bonds, Series CC, 5.25%,
	7/01/34 (b)	1,000	888,180
	Puerto Rico Commonwealth Highway and Transportation
	Authority, Highway Revenue Refunding Bonds, Series CC, 5.25%,
	7/01/36 (b)	1,000	879,910
	Puerto Rico Electric Power Authority, Power Revenue Refunding
	Bonds, Series SS, 5%, 7/01/25 (c)	1,000	808,830
	Puerto Rico Housing Financing Authority, Capital Funding
	Program, Subordinate Revenue Refunding Bonds, 5.125%,
	12/01/27	500	461,975
	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Revenue Bonds (University
	Plaza Project), Series A, 5%, 7/01/33 (c)	1,000	737,090
	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities, Revenue Refunding Bonds
	(Polytechnic University), Series A, 5%, 8/01/32 (g)	4,000	2,570,400
	Puerto Rico Municipal Finance Agency, GO, Series A, 5%,
	8/01/30 (b)	1,000	854,710
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series M-3, 6%, 7/01/28 (c)(l)	500	451,020
			11,094,611
	Total Municipal Bonds - 146.1%		104,076,106
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (m)
New York - 19.4%	Metropolitan Transportation Authority, New York, Revenue
	Refunding Bonds, Series A, 5%, 11/15/30 (b)	6,087	5,288,609
	Triborough Bridge and Tunnel Authority, New York, Revenue
	Refunding Bonds, 5%, 11/15/32 (c)	9,404	8,548,920
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 19.4%		13,837,529
	Total Long-Term Investments (Cost - $136,757,273) - 165.5%		117,913,635
	Short-Term Securities	Shares
	CMA New York Municipal Money Fund, 0.69% (n)(o)	3,004,877	3,004,877
	Total Short-Term Securities (Cost - $3,004,877) - 4.2%		3,004,877
	Total Investments (Cost - $139,762,150*) - 169.7%		120,918,512
	Other Assets Less Liabilities - 3.5%		2,479,758
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (14.7)%		(10,464,482)
	Preferred Shares, at Redemption Value - (58.5)%		(41,693,250)
	Net Assets Applicable to Common Shares - 100.0%		$71,240,538

BlackRock New York Insured Municipal Income Trust
Schedule of Investments November 30, 2008 (Unaudited)
*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$129,140,698
Gross unrealized appreciation	$354,854
Gross unrealized depreciation	(18,902,666)
Net unrealized depreciation	$(18,547,812)

(a)	FGIC Insured.
(b)	FSA Insured.
(c)	MBIA Insured.
(d)	AMBAC Insured.
(e)	Security made have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(f)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(g)	ACA Insured.
(h)	FHA Insured.
(i)	XL Capital Insured.
(j)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(k)	Assured Guaranty Insured.
(l)	Commonwealth Guaranteed.
(m)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing operation.

(n)	Represents the current yield as of report date.
(o)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Affiliate	Activity	Income
CMA New York Municipal Money Fund	3,004,577	$6,985

BlackRock New York Insured Municipal Income Trust
Schedule of Investments November 30, 2008 (Unaudited)

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:
Valuation	Investments in
Inputs	Securities
Level 1	$3,004,877
Level 2	117,913,635
Level 3	-
Total	$120,918,512

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Insured Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Insured Municipal Income Trust

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Insured Municipal Income Trust

Date: January 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Insured Municipal Income Trust

Date: January 20, 2009